26. Net revenue	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Net revenue

26. Net revenue

Revenue from services rendered

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

Revenues are recognized monthly, through billing, and revenues to be billed between the billing date and the end of the month (unbilled) are identified, processed, and recognized in the month in which the service was provided. These non-billed revenues are recorded on an estimated basis, which takes into account consumption data, number of days elapsed since the last billing date.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators (the latter are accounted for as operating costs).

The minutes not used by customers and/or reload credits in the possession of commercial partners regarding the prepaid service system are recorded as deferred revenue and allocated to income when these services are actually used by customers.

Revenue from product sales

Revenues from product sales (telephones, mini-modems, tablets and other equipment) are recognized when the performance obligations associated with the contract are transferred to the buyer. Revenues from sales of devices to trading partners are accounted for at the time of their physical delivery to the partner, net of discounts, and not at the time of sale to the end customer, since the Company has no control over the product sold.

Contract Identification

The Company reviews all current commercial contracts in order to identify the main contractual clauses and other elements present in the contracts that could be relevant in the application of the new accounting pronouncement.

Identification of performance obligation

Based on the review of its contracts, the Company verified the existence of two performance obligations:

(i) sale of equipment; and

(ii) provision of mobile, fixed and internet telephony services.

Therefore, the Company began to recognize revenues when, or as, the performance obligation is met when transferring the good or service promised to the customer; the asset is considered transferred when or as the customer obtains control of this asset.

Determining and Allocating the Transaction Price to the Performance Obligation

The Company understands that its commercial packages that combine services and sale of cellular handsets with discounts. In accordance with IFRS 15, the Company is required to perform the discount allocation and recognize revenues related to each performance obligation based on their standalone selling prices.

Prior to the adoption of the standard, the Company recognized revenue from each element identified based on its contractual price, with the discount on the sale of handsets being allocated completely  to the price of the handset.

As a consequence of the adoption of the new standard, an additional portion of the revenue was allocated to revenues from sale of handsets at the beginning of the contract, representing an increase in revenues from the sale of equipment in relation to previously adopted accounting practice. The difference between the amount of revenue and the amount of equipment sales revenue at the beginning of the contract was recognized at the time each as a contractual asset, allocated to service revenue along the contract period.

Cost to obtain contract

All incremental costs related to obtaining a contract (sales commissions and other costs of acquisition from third parties) are recorded as prepaid expenses and amortized over the same period as the revenue associated with this asset. Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2019	2018	2017

Net operational revenue	17,377,194	16,981,329	16,233,959

Gross operating revenue	25,182,831	24,232,404	22,611,074

Service revenue	23,820,343	23,065,648	21,433,515
Service revenue – Mobile	22,145,033	21,531,779	20,147,585
Service revenue – Landline	1,675,310	1,533,869	1,285,930

Goods sold	1,362,488	1,166,756	1,177,559

Deductions from gross revenue	(7,805,637)	(7,251,075)	(6,377,115)
Taxes	(4,939,980)	(5,163,797)	(5,027,406))
Discounts given	(2,843,670)	(2,073,892)	(1,329,600)
Returns and other	(21,987)	(13,386)	(20,109)